Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Business Acquisition [Line Items]
Restructuring charges		$ 13,000
Actix [Member]
Business Acquisition [Line Items]
Business acquisition				$ 112,405
Celcite [Member]
Business Acquisition [Line Items]
Business acquisition			$ 142,077
Comverse [Member]
Business Acquisition [Line Items]
Business acquisition	$ 268,073
Restructuring charges	$ 13,000